Consolidated Income Statement - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating revenues
Scheduled revenues	€ 10,556.0	€ 9,229.8	€ 9,145.1
Ancillary revenues	4,988.3	4,718.7	4,298.7
Total operating revenues	15,544.3	13,948.5	13,443.8
Operating expenses
Fuel and oil	(5,418.6)	(5,220.2)	(5,142.6)
Staff costs	(1,856.5)	(1,751.1)	(1,500.0)
Airport and handling charges	(1,762.3)	(1,683.5)	(1,484.5)
Depreciation	(1,373.4)	(1,214.4)	(1,059.5)
Route charges	(1,318.2)	(1,166.7)	(1,024.4)
Marketing, distribution and other	(888.5)	(878.4)	(757.2)
Maintenance, materials and repairs	(552.6)	(476.2)	(414.9)
Total operating expenses	(13,170.1)	(12,390.5)	(11,383.1)
Operating profit	2,374.2	1,558.0	2,060.7
Finance expense	(37.8)	(66.5)	(83.0)
Finance and other income	117.8	290.5	144.8
Foreign exchange (loss)/gain	(30.9)	2.4	5.5
Total other income	49.1	226.4	67.3
Profit before tax	2,423.3	1,784.4	2,128.0
Tax expense	(249.6)	(172.8)	(210.9)
Profit for the year - all attributable to equity holders of parent	€ 2,173.7	€ 1,611.6	€ 1,917.1
Basic earnings per ordinary share	€ 2.0594	€ 1.4631	€ 1.6828
Diluted earnings per ordinary share	€ 2.0422	€ 1.4549	€ 1.6743
Number of weighted average ordinary shares (in Ms)	1,055.5	1,101.5	1,139.2
Number of weighted average diluted shares (in Ms)	1,064.4	1,107.7	1,145.0